Dividends	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Dividends
32.	DIVIDENDS

At a meeting held on March 15, 2017, the Board of the Directors of the Company resolved not to pay a final dividend for the year ended December 31, 2016.

At the annual general meeting held on May 11, 2018, the shareholders of the Company approved the payment of a final dividend of RMB0.052 per ordinary share for the year ended December 31, 2017, totaling approximately RMB1,591 million which has been reflected as a reduction of retained profit for the year ended December 31, 2018.

At a meeting held on March 13, 2019, the Board of Directors of the Company proposed the payment of a final dividend of RMB0.134 per ordinary share to the shareholders for the year ended December 31, 2018 totaling approximately RMB4,100 million. This proposed dividend has not been reflected as a dividend payable in the financial statements as of December 31, 2018, but will be reflected in the financial statements for the year ending December 31, 2019.

	2017	2018
Proposed final dividend:
RMB0.134 (2017: RMB0.052) per ordinary share by the Company	1,591	4,100

Pursuant to the PRC enterprise income tax law, a 10% withholding income tax is levied on dividends declared on or after January 1, 2008 by foreign investment enterprises to their foreign enterprise shareholders unless the enterprise investor is deemed as a PRC Tax Resident Enterprise (“TRE”). On November 11, 2010, the Company obtained an approval from the SAT of the PRC, pursuant to which the Company qualifies as a PRC TRE from January 1, 2008. Therefore, as of December 31, 2017 and 2018, the Company’s subsidiaries in the PRC did not accrue for withholding tax on dividends distributed to the Company and there has been no deferred tax liability accrued in the Group’s consolidated financial statements for the undistributed profits of the Company’s subsidiaries in the PRC.

For the Company’s non-PRC TRE shareholders (including HKSCC Nominees Limited), the Company would distribute dividends after deducting the amount of enterprise income tax payable by these non-PRC TRE shareholders thereon and reclassify the related dividend payable to withholding tax payable upon the declaration of such dividends. The requirement to withhold tax does not apply to the Company’s shareholders appearing as individuals in its share register.